Note 13 - Other Operating Income and Expense (Details Textual) - Other Operating Income (Expense) [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 1.2
Gain (Loss) On Partial Sale of Plant		$ 0.8
Interest Rate Swap [Member]
Gain (Loss) on Sale of Derivatives		0.3
Midwest Plant [Member]
Gain (Loss) On Sale of Plant	3.3	4.1
Northwest Plant [Member]
Gain (Loss) On Sale of Plant	$ 8.2
Northeast Plant [Member]
Gain (Loss) On Sale of Plant		2.0
Eastern Plant [Member]
Gain (Loss) On Sale of Plant		$ (0.6)